COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
9.	COMMITMENTS AND CONTINGENCIES
As of June 30, 2021, the Company has no material commitments or contingencies.